EQUIPMENT	12 Months Ended
Dec. 31, 2011
EQUIPMENT [Text Block]
3.	EQUIPMENT

	2011			2010
	Cost	Accumulated	Net Book		Accumulated	Net Book
		depreciation	Value	Cost	depreciation	Value
	$	$	$	$	$	$
Office furniture	2,812	2,282	530	2,812	2,149	664
Computer equipment	5,033	4,680	353	5,033	4,530	503
	7,845	6,962	883	7,845	6,679	1,167